COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Guarantees

							Amount of
						Financial	bank loans
			Maximum			institution	guaranteed as
	Guarantee (party		guarantee	Guarantee	Guarantee	issuing	of March 31,
Guarantor	being guaranteed)	Relationship	amount	starting date	expiration date	loans	2025
Xinjiang YSX	Tanbao Network Technology (Guangzhou) Co., Ltd. (borrower)	Third-party customer of the Company	$1,378,037	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,353,232
Xinjiang YSX	Guangzhou Zhuohang Information Technology Co., Ltd. (borrower)	Third-party customer of the Company	$1,378,037	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,336,696
Xinjiang YSX and its branch company Guangzhou YSX	Mr. Jie Xiao (borrower)	Related party	$2,067,055	June 2, 2023	June 2, 2026	GZ Rural Bank	$—

As of March 31, 2025, Xinjiang YSX held several guarantee agreements with PRC banks to provide credit guarantee of approximately $2.7 million (RMB 19.52 million) in bank loans that two unrelated parties and one related party borrowed from the banks, including:

(1).In connection with the RMB 9.82 million (approximately $1,353,232) loan that third-party customer Tanbao Network Technology (Guangzhou) Co., Ltd. (“Tanbao Technology”) borrowed from Bank of China (“BOC”) Yuexiu Branch, Xinjiang YSX signed a guarantee agreement with BOC to provide a maximum credit guarantee of RMB 10 million (approximately $1,378,037) that Tanbao Technology may borrow from BOC during the period from January 1, 2021 to December 31, 2029. Tanbao Technology started to draw funds under the line of credit during the year ended March 31, 2024, with a loan balance of RMB 9.82 million (approximately $1,353,232) as of March 31, 2025.

(2).In connection with the RMB 9.7 million (approximately $1,336,696) loan that third-party customer Zhuohang Information Technology Co., Ltd. (“Zhuohang”) borrowed from Bank of China (“BOC”) Yuexiu Branch, Xinjiang YSX signed a guarantee agreement with BOC to provide a maximum credit guarantee of RMB 10 million (approximately $1,378,037) that Zhuohang may borrow from BOC during the period from January 1, 2021 to December 31, 2029. Zhuohang started to draw funds under the line of credit during the year ended March 31, 2024, with a loan balance of RMB 9.7 million (approximately $1,336,696) as of March 31, 2025.

(3).As disclosed in Note 6 and Note 8, in connection with the RMB 10 million (approximately $1,378,037) loan that Mr. Jie Xiao, borrowed from GZ Rural Bank, Xinjiang YSX and its branch company Guangzhou YSX signed a guarantee agreement with GZ Rural Bank to provide a maximum credit guarantee of RMB 15 million (approximately $2,067,055) that Mr. Jie Xiao may borrow from GZ Rural Bank during the period from June 2, 2023 to June 2, 2026. The loan was fully repaid to GZ Rural Bank as of March 31, 2025 and accordingly such guarantee was dismissed.

The Company did not, however, accrue any liability in connection with these guarantees because the above-mentioned borrowers have been current in their loan repayment obligation and the Company has not experienced any losses from providing such guarantees. As of the date of this report, the Company has evaluated the guarantees and has concluded that the likelihood of having to make any payments under the guarantee agreements are remote because both Tanbao Technology and Zhuohang have been the Company’s long-term customers and they are currently in good financial conditions and are not likely to default the loans. In the opinion of the management, it is not probable that the Company will incur losses caused by the guarantees within the foreseeable future. However, if the borrowers are unable to repay the loans upon maturity, the Company may be required to pay back the loans, in which case, the Company’s business, prospects, financial condition and results of operations may be adversely affected.

Variable interest entity structure

It is the opinion of management that (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of YSX WOFE and the VIEs are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of the Company’s management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.